General (Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2012 Frisk Software, Inc. [Member]	Nov. 16, 2012 Eleven GMBH [Member]
Business Acquisition [Line Items]
Cash	$ 202	$ 3,297
Trade receivables	36	846
Other receivables and prepaid expenses	287	252
Property and equipment	64	449
Other intangible assets	2,250	9,100
Goodwill	3,501	14,732
Total assets acquired	6,340	28,676
Trade payables	(571)	(128)
Employees and payroll accruals		(194)
Accrued expenses and other liabilities		(2,313)
Deferred revenues	(565)	(844)
Long-term deferred tax liabilities	(289)	(2,904)
Total liabilities assumed	(1,425)	(6,383)
Net assets acquired	$ 4,915	$ 22,293